Leases (Details Narrative) $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 14, 2023 USD ($)	Mar. 13, 2019 USD ($) ft²	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) ft²	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Rent expense			$ 1,114	$ 892	$ 3,333	$ 2,687	$ 3,750	$ 3,803
Area of building | ft²							147,215
Restricted cash			10,163		10,163		$ 9,936	14,836
Operating lease liability			$ 26,451		$ 26,451		$ 26,177
Weighted average remaining lease term			21 years 6 months		21 years 6 months		22 years 3 months 18 days
Weighted average discount rate			14.24%		14.24%		14.24%
Florham Park New Jersey [Member]
Property, Plant and Equipment [Line Items]
Reduction in line of credit	$ 4,900
New line of credit	9,883
Base rental payments	400
Operating lease liability	$ 2,083
Office Manufacturing And Laboratory Space [Member] | Florham Park New Jersey [Member] | Legacy Celularity [Member]
Property, Plant and Equipment [Line Items]
Area of building | ft²		147,215
Area of building		2036
Option to renew lease term period.		5 years
Option to renew lease term period.		Mar. 01, 2020
Initial monthly base rent.		$ 230
Restricted cash			$ 14,722		$ 14,722		$ 14,722	$ 14,722
Tenant improvement allowance		$ 14,722